Business Combination - Summary Of Revenue Of Acquiree Profit And Loss Before Tax Of Acquired Entities Since Acquisition Date (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Disclosure of detailed information about business combination [line items]
If the combination had taken place at the beginning of the year, the Group's revenue for the year would have been	₨ 48,715	₨ 43,311
If the combination had taken place at the beginning of the year, the Group's loss/profit before tax for the year would have been	(5,180)	₨ 3,160
Acquisition of Entities Which Were Earlier Under Joint Control
Disclosure of detailed information about business combination [line items]
From the date of acquisition till the financial year end date, the acquired entities have contributed in revenue	168
From the date of acquisition till the financial year end date, the acquired entities have contributed in loss / profit before tax as follows	36
Regent Climate Connect Knowledge Solutions Private Limited
Disclosure of detailed information about business combination [line items]
From the date of acquisition till the financial year end date, the acquired entities have contributed in revenue	26
From the date of acquisition till the financial year end date, the acquired entities have contributed in loss / profit before tax as follows	(36)
Prathamesh Solarfarms Limited
Disclosure of detailed information about business combination [line items]
From the date of acquisition till the financial year end date, the acquired entities have contributed in revenue	168
From the date of acquisition till the financial year end date, the acquired entities have contributed in loss / profit before tax as follows	₨ 27